BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, no par value	$ 0	$ 0
Preferred stock, shares issued	0	0
Common stock, no par value	$ 0	$ 0
Common stock shares issued	20,085,119	20,085,119
Common stock shares outstanding	20,085,119	20,085,119